Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets
Note 9 - Intangible Assets

		December 31
		2024	2025
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	5,274	4,184
Licenses	3	633	-
		5,907	4,184
Accumulated amortization:
Capitalization of software development costs		2,993	1,615
Licenses		614	-
		3,607	1,615

Intangible assets, net:
Capitalization of software development costs		2,281	2,569
Licenses		19	-
		2,300	2,569

Amortization expense for the years ended December 31, 2023, 2024 and 2025 were US$ 285 thousand, US$ 318 thousand and US$ 338 thousand, respectively. The estimates amortization of capitalized software development costs in relation to developments that were available for general release to customers, as of December 31, 2025, are US$ 305 thousand in each of the years 2026 through 2029, US$ 239 thousand in 2030, US$ 58 thousand in 2031, US$ 39 thousand in 2032. The Company recorded an impairment loss of US$ 5,264 thousand in the year ended December 31, 2023, for two capitalization of software development costs projects, that will no longer be utilized by the Company. The impairment was recorded in cost of sales.